SHARE CAPITAL (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 Preference shares (Note 20) USD ($) item	Dec. 31, 2014 Preference shares (Note 20) CAD	Dec. 31, 2013 Preference shares (Note 20) CAD	Dec. 31, 2012 Preference shares (Note 20) CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series A CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series A CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series A CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series B CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series B CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series B CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series C	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series D CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series D CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series D CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series E	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series F CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series F CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series F CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series G	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series H CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series H CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series H CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series I	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series J USD ($)	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series J CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series J CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series J CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series K	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series L USD ($)	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series L CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series L CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series L CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series M	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series N CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series N CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series N CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series O	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series P CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series P CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series P CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series Q	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series R CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series R CAD	Dec. 31, 2012 Preference shares (Note 20) Preference Shares, Series R CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series S	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 1 USD ($)	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 1 CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series 1 CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 2	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 3 CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series 3 CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 4	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 5 USD ($)	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 5 CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series 5 CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 6	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 7 CAD	Dec. 31, 2013 Preference shares (Note 20) Preference Shares, Series 7 CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 8	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 9 CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 10	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 11 CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 12	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 13 CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 14	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 15 CAD	Dec. 31, 2014 Preference shares (Note 20) Preference Shares, Series 16	Dec. 31, 2014 Common shares (Note 20) CAD	Dec. 31, 2013 Common shares (Note 20) CAD	Dec. 31, 2012 Common shares (Note 20) CAD
Common shares par value (in Canadian dollars per share)	0
Shares
Common Stock, Shares, Outstanding, Beginning Balance	831,000,000																																																																						831,000,000	805,000,000	781,000,000
Balance at beginning of year, Amount																																																																							5,744	4,732	3,969
Shares issued, Number of Shares																																																																							9,000,000	13,000,000	10,000,000
Shares issued					1,374	1,434	2,651																																																																446	582	388
Dividend Reinvestment and Share Purchase Plan (DRIP), Number of Shares																																																																							9,000,000	8,000,000	8,000,000
Dividend Reinvestment and Share Purchase Plan (DRIP), Amount																																																																							428	361	297
Shares issued on exercise of stock options, Number of Shares																																																																							3,000,000	5,000,000	6,000,000
Shares issued on exercise of stock options, Amount																																																																							51	69	78
Common Stock, Shares, Outstanding, Ending Balance	852,000,000	831,000,000																																																																					852,000,000	831,000,000	805,000,000
Balance at end of year, Amount																																																																							6,669	5,744	4,732
Issuance costs					137	111	78																																																																14	18	12
Gross proceeds	478	628	465																																																																				460	600	400
SHARES
Issuance costs					(137)	(111)	(78)																																																																(14)	(18)	(12)
Balance at end of period, Number of shares								5,000,000	5,000,000	5,000,000	20,000,000	20,000,000	20,000,000		18,000,000	18,000,000	18,000,000		20,000,000	20,000,000	20,000,000		14,000,000	14,000,000	14,000,000		8,000,000		8,000,000	8,000,000		16,000,000		16,000,000	16,000,000		18,000,000	18,000,000	18,000,000		16,000,000	16,000,000	16,000,000		16,000,000	16,000,000	16,000,000		16,000,000		16,000,000		24,000,000	24,000,000		8,000,000		8,000,000		10,000,000	10,000,000		11,000,000		20,000,000		14,000,000		11,000,000
Balance at end of period, Amount					6,515	5,141	3,707	125	125	125	500	500	500		450	450	450		500	500	500		350	350	350			199	199	199			411	411	411		450	450	450		400	400	400		400	400	400			411	411		600	600			206	206		250	250		275		500		350		275
Characteristics of the preference shares
Initial Yield (as a percent)								5.50%			4.00%				4.00%				4.00%				4.00%				4.00%					4.00%					4.00%				4.00%				4.00%				4.00%				4.00%			4.40%				4.40%			4.40%		4.40%		4.40%		4.40%
Yearly dividend per share (in dollars per share)								1.375			1.000				1.000				1.000				1.000				$ 1.000					$ 1.000					1.000				1.000				1.000				$ 1.000				1.000			$ 1.100				1.100			1.100		1.100		1.100		1.100
Per Share Base Redemption Value (in dollars per shares)								25			25				25				25				25				$ 25					$ 25					25				25				25				$ 25				25			$ 25				25			25		25		25		25
Stock split conversion ratio				1	1
Number of recurring anniversary after the redemption option date on which the entity may redeem preferred shares				5	5
Number of recurring anniversary after the conversion option date on which the entity may convert preferred shares				5	5
Quarterly floating rate cumulative dividends per share calculation, base multiplier (in dollars per share)				$ 25	25
Quarterly floating rate cumulative dividends per share calculation, period of calendar year				365 days	365 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of Canada treasury bill				90 days	90 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of US treasury bill				3 months	3 months
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)														2.40%				2.40%				2.50%				2.10%														2.70%				2.50%				2.50%							2.40%				2.80%			2.60%
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)																															3.10%					3.20%																3.10%												2.70%		2.60%		2.70%		2.70%